SUPPLEMENT Dated January 11, 2010
To the Current Prospectus

SpectraSelect
SpectraDirect

Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account U
(Formerly, United Life and Annuity Insurance Company through its Separate Account One)

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our
Customer Service Center at 1-800-366-0066.

NOTICE OF REORGANIZATION

On December 11, 2009, the following Disappearing Portfolio reorganized into and became part of the following Surviving Portfolio:

Disappearing Portfolio	Surviving Portfolio
Credit Suisse Trust – International Equity Flex II	Credit Suisse Trust – International Equity Flex III
Portfolio (previously Credit Suisse Trust – Global	Portfolio
Post Venture Capital Portfolio)

Information Regarding the Reorganization:

On December 11, 2009, each shareholder of the Disappearing Portfolio became a shareholder of the
Surviving Portfolio, with an aggregate value equal to the aggregate value of the shareholder’s investment in the Disappearing Portfolio prior to the reorganization. This reorganization was carried out pursuant to an Agreement and Plan of Reorganization that was approved by both the shareholders of the Disappearing
Portfolio and the Board of Trustees of Credit Suisse Trust.

The Disappearing Portfolio is no longer available under the contract. Unless you provide us with alternative allocation instructions, all future allocations directed to the Disappearing Portfolio will be automatically allocated to the Surviving Portfolio. You may give us alternative allocation instructions at any time by contacting our Customer Contact Center at 1-800-366-0066.

All references in the prospectus to the Disappearing Portfolio are hereby deleted.

ADDITIONAL INVESTMENT PORTFOLIO

The following investment portfolio is available under your contract – with more information about it hereby added to the list of available investment portfolios towards the front of the prospectus and under the heading Investment Options.

Fund Name	Investment Adviser	Investment Objective
Credit Suisse Trust
Credit Suisse Trust – International	Investment Adviser: Credit	Seeks capital appreciation.
Equity Flex III Portfolio	Suisse Asset Management, LLC

SpectraDirect/SpectraSelect - 155078	01/2010